Non-Controlling Interest in Consolidated Subsidiaries - Summary of Financial Information of Coca-Cola FEMSA (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($) [3]	Dec. 31, 2019 USD ($) [2]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 172,579	[1]			$ 177,607		$ 9,151
Total non-current assets	464,962	[1]			398,774		24,653
Total current liabilities	136,534	[1]			101,464		7,240
Total non-current liabilities	175,256	[1]			139,375		$ 9,292
Total revenue	506,711	[1]	$ 26,867	[1]	469,744	$ 439,932
Consolidated net (loss) income for continuing operations	28,048	[1]	1,488	[1]	29,713	33,481
Consolidated net income from discontinued operations					3,366	3,726
Consolidated comprehensive income for continuing operations	12,285		651		4,540	20,895
Consolidated comprehensive income from discontinued operations					4,804	1,790
Net cash flow generated from operating activities for continuing operations	61,638	[1]	3,268	[1]	46,929	33,435
Net cash flow generated from operating activities from discontinued operations					654	5,435
Net cash flow used in investing activities for continuing operations	14,132	[1]	751	[1]	57,178	(28,596)
Net cash flow used in investing activities from discontinued operations					(962)	2,820
Net cash flow used in financing activities for continuing operations	38,433	[1]	$ 2,040	[1]	23,011	21,054
Net cash flow used in financing activities from discontinued operations					(37)	$ (485)
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	56,796				57,490
Total non-current assets	201,043				206,297
Total current liabilities	51,010				45,524
Total non-current liabilities	77,144				86,513
Total revenue	194,471				182,342
Consolidated net (loss) income for continuing operations	12,630				11,704
Consolidated net income from discontinued operations					3,366
Consolidated comprehensive income for continuing operations	5,489				3,563
Consolidated comprehensive income from discontinued operations					3,056
Net cash flow generated from operating activities for continuing operations	31,289				27,581
Net cash flow generated from operating activities from discontinued operations					1,308
Net cash flow used in investing activities for continuing operations	(10,744)				(8,291)
Net cash flow used in investing activities from discontinued operations					(962)
Net cash flow used in financing activities for continuing operations	$ (22,794)				(14,235)
Net cash flow used in financing activities from discontinued operations					$ (37)

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1